April 30, 2026

2026 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares Health Innovation Active ETF | BMED | NYSE Arca

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2026
iShares Health Innovation Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Biotechnology — 34.0%
Amgen, Inc.	1,342	$464,667
Apogee Therapeutics, Inc.(a)	576	47,745
Argenx SE, ADR(a)	368	287,673
Biogen, Inc.(a)	1,935	366,257
BioMarin Pharmaceutical, Inc.(a)	2,280	122,915
BioNTech SE, ADR(a)	507	52,449
Cogent Biosciences, Inc.(a)	4,393	157,225
Dianthus Therapeutics, Inc.(a)	651	57,158
Eikon Therapeutics, Inc.(a)(b)	1,253	12,048
Erasca, Inc.(a)	1,251	13,323
Gilead Sciences, Inc.	4,165	544,949
Incyte Corp.(a)	1,645	156,719
Insmed, Inc.(a)	1,326	180,773
Moderna, Inc.(a)	5,804	266,636
Protagonist Therapeutics, Inc.(a)	2,031	201,008
Revolution Medicines, Inc.(a)	723	104,199
Sagimet Biosciences, Inc., Class A, NVS(a)	1,688	13,555
Summit Therapeutics, Inc.(a)(b)	3,507	75,260
Ultragenyx Pharmaceutical, Inc.(a)	460	11,357
Vertex Pharmaceuticals, Inc.(a)	690	294,892
		3,430,808
Health Care Equipment & Supplies — 14.2%
Alcon AG	1,360	101,823
Boston Scientific Corp.(a)	2,435	140,281
Dexcom, Inc.(a)	3,493	208,008
Edwards Lifesciences Corp.(a)	5,726	478,121
IDEXX Laboratories, Inc.(a)	256	143,565
Intuitive Surgical, Inc.(a)	651	297,904
Medline, Inc., Class A(a)	1,459	64,882
		1,434,584
Life Sciences Tools & Services — 21.3%
Bio-Techne Corp.	3,805	210,493
Bruker Corp.	6,389	234,540
Charles River Laboratories International, Inc.(a)	1,783	297,707
Danaher Corp.	1,398	250,172
Mettler-Toledo International, Inc.(a)	245	312,769
Thermo Fisher Scientific, Inc.	408	195,416
Waters Corp.(a)	1,035	320,053
Wuxi Biologics Cayman, Inc.(a)(c)	76,000	324,729
		2,145,879
Pharmaceuticals — 26.1%
AstraZeneca PLC	875	163,949
Bristol-Myers Squibb Co.	2,169	131,420
GSK PLC, ADR, NVS	3,926	205,369
Johnson & Johnson	3,459	795,051
Merck & Co., Inc.	3,620	395,231
Novartis AG, Registered	1,579	233,360
Pfizer, Inc.	9,393	250,793
Roche Holding AG, NVS	446	181,745
Security	Shares	Value
Pharmaceuticals (continued)
Teva Pharmaceutical Industries Ltd., ADR(a)	3,386	$118,747
UCB SA	586	159,563
		2,635,228
Total Common Stocks — 95.6% (Cost: $9,821,027)		9,646,499
Rights
Biotechnology — 0.0%
Blueprint Medicines Corp., CVR, NVS (d)	110	110
Contra Mirati Therapeutics, Inc., CVR, NVS (d)	334	264
Vigil Neuroscience, Inc., CVR(d)	484	24
		398
Health Care Equipment & Supplies — 0.0%
Abiomed, Inc., CVR, NVS (d)	246	371
Industrial Conglomerates — 0.0%
Frequency Therapeutics, Inc., CVR, NVS (a)(d)	420	—
Total Rights — 0.0% (Cost: $560)		769
Total Long-Term Investments — 95.6% (Cost: $9,821,587)		9,647,268
Short-Term Securities
Money Market Funds — 4.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(e)(f)(g)	26,223	26,231
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(e)(f)	440,000	440,000
Total Short-Term Securities — 4.6% (Cost: $466,213)		466,231
Total Investments — 100.2% (Cost: $10,287,800)		10,113,499
Liabilities in Excess of Other Assets — (0.2)%		(18,363)
Net Assets — 100.0%		$10,095,136

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Health Innovation Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$183,837	$—	$(157,717)(a)	$125	$(14)	$26,231	26,223	$1,229 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	50,000	390,000 (a)	—	—	—	440,000	440,000	6,219	—
				$125	$(14)	$466,231		$7,448	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$8,747,102	$899,397	$—	$9,646,499
Rights	—	—	769	769
Short-Term Securities
Money Market Funds	466,231	—	—	466,231
	$9,213,333	$899,397	$769	$10,113,499

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares